Note 4 - Vessels, Net (Details Textual) - USD ($)				6 Months Ended
	Jun. 19, 2017	Jan. 31, 2017	Jan. 10, 2017	Jun. 30, 2017	Jun. 30, 2016
Gain (Loss) on Disposition of Property Plant Equipment				$ 516,561	$ 10,597
Payments to Acquire Property, Plant, and Equipment				11,518,463	23,080,296
Vessels Delivered During the Period				4,473,448
Proceeds from Sale of Property, Plant, and Equipment				5,137,010	$ 4,196,268
M/V Tasos [Member]
Payments to Acquire Property, Plant, and Equipment			$ 4,500,000
Vessels Delivered During the Period			$ 4,500,000
M/V Tasos [Member] | Eurochart [Member] | Commission Paid on Sale of Vessel [Member]
Related Party Transaction, Expenses from Transactions with Related Party				$ 44,000
M/V RT Dagr [Member]
Sales Commission Percentage		4.00%
Gain (Loss) on Disposition of Property Plant Equipment		$ 516,651
Proceeds from Sale of Property, Plant, and Equipment		$ 2,440,000
M/V RT Dagr [Member] | Eurochart [Member]
Sales Commission Percentage		1.00%
M/V EM Astoria [Member]
Payments to Acquire Property, Plant, and Equipment	$ 4,750,000
M/V EM Astoria [Member] | Euromar LLC [Member]
Payments to Acquire Property, Plant, and Equipment	4,750,000
M/V EM Astoria [Member] | Eurochart [Member] | Commission Paid on Sale of Vessel [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 0